DISCONTINUED OPERATIONS (Summary of Assets and Liabilities from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 75	$ 245
Accounts receivable, net	183	906
Prepaid expenses and other current assets	51	79
Total current assets from discontinued operations	309	1,230
CURRENT LIABILITIES:
Accounts payable	88	258
Accrued expenses and other current liabilities	268	830
Income taxes payable		1,974
Total current liabilities from discontinued operations	$ 356	$ 3,062